SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
Nature of Operations
Nature of Operations
The Procter & Gamble Company's (the "Company," "Procter & Gamble," "we" or "us") business is focused on providing branded consumer packaged goods of superior quality and value. Our products are sold in more than 180 countries and territories primarily through retail operations including mass merchandisers, grocery stores, membership club stores, drug stores, department stores, e-commerce, high-frequency stores and pharmacies. We have on-the-ground operations in approximately 70 countries.

Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation
The Consolidated Financial Statements include the Company and its controlled subsidiaries. Intercompany transactions are eliminated. Prior year amounts have been reclassified to conform with current year presentation for amounts related to discontinued operations (see Note 13) and segment reporting (see Note 12).
Prior to June 30, 2015, we included the results of our Venezuelan operations in our Consolidated Financial Statements using the consolidation method of accounting. The Company’s Venezuelan earnings and cash flows are reflected in the historical Consolidated Financial Statements using a combination of the official exchange rates, with imports of certain essential finished goods reflected at the CENCOEX rate of 6.30 bolivars per U.S. dollar and the remaining business, primarily related to our on-the-ground manufacturing and other business activities, reflected at the SICAD rate, which generally operated in a range of approximately 12 to 13 bolivars per U.S. dollar. Evolving conditions in Venezuela, including currency exchange regulations, other operating controls and restrictions, reduced access to dollars through official currency exchange markets and local market dynamics, have resulted in an other-than-temporary lack of exchangeability between the Venezuelan bolivar and U.S. dollar, and have restricted our Venezuelan operations’ ability to pay dividends and satisfy certain other obligations denominated in U.S. dollars.
While we continue to have access to dollars through the CENCOEX market for certain finished goods and raw materials imports, the currency and other controls in Venezuela have significantly limited our ability to realize the benefits from earnings of the Company’s on-the-ground Venezuelan operations and to access the resulting liquidity provided by those operations. We expect that this condition will continue for the foreseeable future. For accounting purposes, this lack of exchangeability and evolving conditions has resulted in a lack of control over our Venezuelan subsidiaries. Therefore, in accordance with the applicable accounting standards for consolidation, we deconsolidated our Venezuelan subsidiaries and began accounting for our investment in those subsidiaries using the cost method of accounting.
This change, which we made effective June 30, 2015, resulted in a fourth quarter fiscal 2015 one-time after-tax charge of $2.1 billion. This charge included the write-off of our investment in our Venezuelan subsidiaries, foreign currency translation losses of $255 previously recorded in accumulated other comprehensive income and the write-off of certain intercompany receivables due from Venezuela subsidiaries, which was triggered by the decision to deconsolidate those subsidiaries. Our Venezuelan operations’ cash balance of $908 at June 30, 2015 (previously measured using a combination of CENCOEX and SICAD exchange rates), is no longer reported in Cash and cash equivalents.
In future periods, our financial results will only include sales of finished goods to our Venezuelan subsidiaries to the extent we receive cash payments from those subsidiaries (expected to be largely through the CENCOEX exchange market). Accordingly, we will not include the results of our on-the-ground Venezuelan subsidiaries. Any dividends from our Venezuelan subsidiaries will be recorded as operating income upon receipt of the cash.

Use of Estimates
Use of Estimates
Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying disclosures. These estimates are based on management's best knowledge of current events and actions the Company may undertake in the future. Estimates are used in accounting for, among other items, consumer and trade promotion accruals, restructuring reserves, pensions, post-employment benefits, stock options, valuation of acquired intangible assets, useful lives for depreciation and amortization of long-lived assets, future cash flows associated with impairment testing for goodwill, indefinite-lived intangible assets and other long-lived assets, deferred tax assets, uncertain income tax positions and contingencies. Actual results may ultimately differ from estimates, although management does not generally believe such differences would materially affect the financial statements in any individual year. However, in regard to ongoing impairment testing of goodwill and indefinite-lived intangible assets, significant deterioration in future cash flow projections or other assumptions used in estimating fair values versus those anticipated at the time of the initial valuations, could result in impairment charges that materially affect the financial statements in a given year.

Revenue Recognition
Revenue Recognition
Sales are recognized when revenue is realized or realizable and has been earned. Revenue transactions represent sales of inventory. The revenue recorded is presented net of sales and other taxes we collect on behalf of governmental authorities. The revenue includes shipping and handling costs, which generally are included in the list price to the customer. Our policy is to recognize revenue when title to the product, ownership and risk of loss transfer to the customer, which can be on the date of shipment or the date of receipt by the customer. A provision for payment discounts and product return allowances is recorded as a reduction of sales in the same period the revenue is recognized.
Trade promotions, consisting primarily of customer pricing allowances, merchandising funds and consumer coupons, are offered through various programs to customers and consumers. Sales are recorded net of trade promotion spending, which is recognized as incurred, generally at the time of the sale. Most of these arrangements have terms of approximately one year. Accruals for expected payouts under these programs are included as accrued marketing and promotion in the Accrued and other liabilities line item in the Consolidated Balance Sheets.

Cost of Products Sold
Cost of Products Sold
Cost of products sold is primarily comprised of direct materials and supplies consumed in the manufacture of product, as well as manufacturing labor, depreciation expense and direct overhead expense necessary to acquire and convert the purchased materials and supplies into finished product. Cost of products sold also includes the cost to distribute products to customers, inbound freight costs, internal transfer costs, warehousing costs and other shipping and handling activity.

Selling, General and Administrative Expense
Selling, General and Administrative Expense
Selling, general and administrative expense (SG&A) is primarily comprised of marketing expenses, selling expenses, research and development costs, administrative and other indirect overhead costs, depreciation and amortization expense on non-manufacturing assets and other miscellaneous operating items. Research and development costs are charged to expense as incurred and were $2.0 billion in 2015 and $1.9 billion in 2014 and 2013 (reported in Net earnings from continuing operations). Advertising costs, charged to expense as incurred, include worldwide television, print, radio, internet and in-store advertising expenses and were $7.2 billion in 2015, $7.9 billion in 2014 and $8.2 billion in 2013 (reported in Net earnings from continuing operations). Non-advertising related components of the Company's total marketing spending include costs associated with consumer promotions, product sampling and sales aids, which are included in SG&A, as well as coupons and customer trade funds, which are recorded as reductions to net sales.

Other Non-Operating Income, Net	Other Non-Operating Income, Net Other non-operating income, net, primarily includes net acquisition and divestiture gains and investment income.
Currency Translation
Currency Translation
Financial statements of operating subsidiaries outside the U.S. generally are measured using the local currency as the functional currency. Adjustments to translate those statements into U.S. dollars are recorded in Other comprehensive income (OCI). For subsidiaries operating in highly inflationary economies, the U.S. dollar is the functional currency. Re-measurement adjustments for financial statements in highly inflationary economies and other transactional exchange gains and losses are reflected in earnings.

Cash Flow Presentation
Cash Flow Presentation
The Consolidated Statements of Cash Flows are prepared using the indirect method, which reconciles net earnings to cash flow from operating activities. Cash flows from foreign currency transactions and operations are translated at an average exchange rate for the period. Cash flows from hedging activities are included in the same category as the items being hedged. Cash flows from derivative instruments designated as net investment hedges are classified as financing activities. Realized gains and losses from non-qualifying derivative instruments used to hedge currency exposures resulting from intercompany financing transactions are also classified as financing activities. Cash flows from other derivative instruments used to manage interest, commodity or other currency exposures are classified as operating activities. Cash payments related to income taxes are classified as operating activities. Cash flows from the Company's discontinued operations are included in the Consolidated Statements of Cash Flows.

Investments
Investments
Investment securities consist of readily marketable debt and equity securities. Unrealized gains or losses from investments classified as trading, if any, are charged to earnings. Unrealized gains or losses on securities classified as available-for-sale are generally recorded in OCI. If an available-for-sale security is other than temporarily impaired, the loss is charged to either earnings or OCI depending on our intent and ability to retain the security until we recover the full cost basis and the extent of the loss attributable to the creditworthiness of the issuer. Investment securities are included as Available-for-sale investment securities and Other noncurrent assets in the Consolidated Balance Sheets.
Investments in certain companies over which we exert significant influence, but do not control the financial and operating decisions, are accounted for as equity method investments. Other investments that are not controlled, and over which we do not have the ability to exercise significant influence, are accounted for under the cost method. Both equity and cost method investments are included as Other noncurrent assets in the Consolidated Balance Sheets.

Inventory Valuation
Inventory Valuation
Inventories are valued at the lower of cost or market value. Product-related inventories are primarily maintained on the first-in, first-out method. Minor amounts of product inventories, including certain cosmetics and commodities, are maintained on the last-in, first-out method. The cost of spare part inventories is maintained using the average-cost method.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment is recorded at cost reduced by accumulated depreciation. Depreciation expense is recognized over the assets' estimated useful lives using the straight-line method. Machinery and equipment includes office furniture and fixtures (15-year life), computer equipment and capitalized software (3- to 5-year lives) and manufacturing equipment (3- to 20-year lives). Buildings are depreciated over an estimated useful life of 40 years. Estimated useful lives are periodically reviewed and, when appropriate, changes are made prospectively. When certain events or changes in operating conditions occur, asset lives may be adjusted and an impairment assessment may be performed on the recoverability of the carrying amounts.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Goodwill and indefinite-lived intangible assets are not amortized, but are evaluated for impairment annually or more often if indicators of a potential impairment are present. Our annual impairment testing of goodwill is performed separately from our impairment testing of indefinite-lived intangible assets.
We have acquired brands that have been determined to have indefinite lives. We evaluate a number of factors to determine whether an indefinite life is appropriate, including the competitive environment, market share, brand history, product life cycles, operating plans and the macroeconomic environment of the countries in which the brands are sold. When certain events or changes in operating conditions occur, an impairment assessment is performed and indefinite-lived assets may be adjusted to a determinable life.
The cost of intangible assets with determinable useful lives is amortized to reflect the pattern of economic benefits consumed, either on a straight-line or accelerated basis over the estimated periods benefited. Patents, technology and other intangible assets with contractual terms are generally amortized over their respective legal or contractual lives. Customer relationships, brands and other non-contractual intangible assets with determinable lives are amortized over periods generally ranging from 5 to 30 years. When certain events or changes in operating conditions occur, an impairment assessment is performed and remaining lives of intangible assets with determinable lives may be adjusted.
For additional details on goodwill and intangible assets see Note 2.

Fair Values of Financial Instruments
Fair Values of Financial Instruments
Certain financial instruments are required to be recorded at fair value. Changes in assumptions or estimation methods could affect the fair value estimates; however, we do not believe any such changes would have a material impact on our financial condition, results of operations or cash flows. Other financial instruments, including cash equivalents, certain investments and short-term debt, are recorded at cost, which approximates fair value. The fair values of long-term debt and financial instruments are disclosed in Note 5.

New Accounting Pronouncements and Policies
New Accounting Pronouncements and Policies
In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606).” This guidance outlines a single, comprehensive model for accounting for revenue from contracts with customers. We will adopt the standard no later than July 1, 2018. While we are currently assessing the impact of the new standard, we do not expect this new guidance to have a material impact on our Consolidated Financial Statements.
On July 1, 2015, the Company adopted ASU 2014-08, "Reporting Discontinued Operations and Disclosures of Components of an Entity". The guidance included new reporting and disclosure requirements for discontinued operations. For additional details on discontinued operations, see Note 13.
No other new accounting pronouncement issued or effective during the fiscal year had or is expected to have a material impact on the Consolidated Financial Statements.